PAINEWEBBER SMALL CAP FUND                                         ANNUAL REPORT

PERFORMANCE AT A GLANCE

================================================================================

      Comparison of the change of a $10,000 investment in PaineWebber Small Cap Fund (Classes A, B and C), the S&P 600 Index and the Russell 2000 Index for the period from February 1, 1993 through July 31, 2000

[Figures below represent a line chart in the printed piece.]

                        Class A           Class B          Class C               Russell 2000 Index              S & P 600 Index
        Jan-93           10,000            10,000           10,000                     10,000                        10,000
        Feb-93           $9,589           $10,040          $10,040                     $9,769                        $9,715
        Mar-93           $9,685           $10,130          $10,130                    $10,086                       $10,086
        Apr-93           $9,570           $10,010          $10,010                     $9,809                        $9,719
        May-93           $9,723           $10,150          $10,150                    $10,243                       $10,241
        Jun-93           $9,761           $10,180          $10,180                    $10,306                       $10,305
        Jul-93           $9,771           $10,190          $10,190                    $10,448                       $10,412
        Aug-93           $9,981           $10,400          $10,400                    $10,900                       $10,961
        Sep-93           $9,981           $10,400          $10,400                    $11,207                       $11,359
        Oct-93          $10,076           $10,490          $10,490                    $11,495                       $11,577
        Nov-93           $9,981           $10,380          $10,380                    $11,117                       $11,163
        Dec-93          $10,284           $10,691          $10,697                    $11,497                       $11,567
        Jan-94          $10,275           $10,681          $10,677                    $11,858                       $11,840
        Feb-94          $10,323           $10,722          $10,727                    $11,816                       $11,806
        Mar-94          $10,062           $10,450          $10,445                    $11,192                       $10,958
        Apr-94           $9,946           $10,319          $10,324                    $11,258                       $11,122
        May-94           $9,916           $10,278          $10,273                    $11,132                       $10,902
        Jun-94           $9,839           $10,198          $10,193                    $10,753                       $10,498
        Jul-94           $9,946           $10,298          $10,304                    $10,930                       $10,629
        Aug-94          $10,333           $10,681          $10,687                    $11,538                       $11,353
        Sep-94          $10,188           $10,530          $10,535                    $11,500                       $11,294
        Oct-94          $10,190           $10,523          $10,528                    $11,455                       $11,181
        Nov-94           $9,948           $10,270          $10,265                    $10,993                       $10,754
        Dec-94          $10,161           $10,482          $10,487                    $11,288                       $11,014
        Jan-95          $10,192           $10,513          $10,508                    $11,146                       $10,858
        Feb-95          $10,518           $10,842          $10,838                    $11,610                       $11,306
        Mar-95          $10,579           $10,895          $10,891                    $11,809                       $11,534
        Apr-95          $10,834           $11,150          $11,156                    $12,072                       $11,791
        May-95          $10,946           $11,256          $11,251                    $12,279                       $11,977
        Jun-95          $11,262           $11,585          $11,581                    $12,917                       $12,633
        Jul-95          $11,517           $11,829          $11,825                    $13,660                       $13,599
        Aug-95          $11,649           $11,956          $11,952                    $13,943                       $13,894
        Sep-95          $11,863           $12,179          $12,175                    $14,193                       $14,249
        Oct-95          $11,364           $11,649          $11,644                    $13,558                       $13,546
        Nov-95          $11,670           $11,956          $11,952                    $14,128                       $14,081
        Dec-95          $11,869           $12,153          $12,149                    $14,501                       $14,314
        Jan-96          $11,770           $12,050          $12,046                    $14,485                       $14,344
        Feb-96          $12,045           $12,324          $12,321                    $14,937                       $14,814
        Mar-96          $12,199           $12,473          $12,469                    $15,242                       $15,131
        Apr-96          $12,682           $12,954          $12,950                    $16,057                       $16,000
        May-96          $13,220           $13,492          $13,488                    $16,690                       $16,568
        Jun-96          $12,967           $13,229          $13,225                    $16,004                       $15,918
        Jul-96          $12,056           $12,290          $12,286                    $14,607                       $14,823
        Aug-96          $12,599           $12,832          $12,828                    $15,455                       $15,739
        Sep-96          $13,130           $13,374          $13,370                    $16,059                       $16,430
        Oct-96          $12,918           $13,152          $13,149                    $15,812                       $16,317
        Nov-96          $13,496           $13,719          $13,716                    $16,464                       $17,164
        Dec-96          $13,940           $14,158          $14,155                    $16,895                       $17,364
        Jan-97          $14,209           $14,426          $14,424                    $17,233                       $17,653
        Feb-97          $13,952           $14,158          $14,155                    $16,816                       $17,287
        Mar-97          $13,280           $13,468          $13,465                    $16,022                       $16,400
        Apr-97          $13,096           $13,276          $13,273                    $16,067                       $16,602
        May-97          $14,515           $14,707          $14,692                    $17,854                       $18,553
        Jun-97          $15,505           $15,691          $15,690                    $18,620                       $19,373
        Jul-97          $16,410           $16,611          $16,597                    $19,485                       $20,592
        Aug-97          $16,973           $17,161          $17,147                    $19,932                       $21,110
        Sep-97          $18,844           $19,039          $19,027                    $21,391                       $22,506
        Oct-97          $18,098           $18,285          $18,273                    $20,452                       $21,534
        Nov-97          $17,780           $17,940          $17,927                    $20,319                       $21,376
        Dec-97          $17,756           $17,902          $17,902                    $20,674                       $21,808
        Jan-98          $17,369           $17,511          $17,496                    $20,348                       $21,383
        Feb-98          $18,984           $19,119          $19,120                    $21,851                       $23,331
        Mar-98          $19,851           $19,986          $19,974                    $22,751                       $24,222
        Apr-98          $20,104           $20,224          $20,212                    $22,877                       $24,365
        May-98          $18,970           $19,063          $19,050                    $21,644                       $23,074
        Jun-98          $19,197           $19,287          $19,274                    $21,689                       $23,138
        Jul-98          $17,796           $17,874          $17,860                    $19,932                       $21,371
        Aug-98          $13,674           $13,720          $13,717                    $16,061                       $17,246
        Sep-98          $14,074           $14,098          $14,095                    $17,319                       $18,301
        Oct-98          $14,781           $14,811          $14,795                    $18,026                       $19,151
        Nov-98          $15,902           $15,930          $15,915                    $18,970                       $20,229
        Dec-98          $16,558           $16,561          $16,562                    $20,144                       $21,519
        Jan-99          $16,160           $16,156          $16,157                    $20,412                       $21,250
        Feb-99          $14,682           $14,662          $14,661                    $18,759                       $19,336
        Mar-99          $13,708           $13,689          $13,695                    $19,052                       $19,585
        Apr-99          $14,609           $14,588          $14,568                    $20,759                       $20,880
        May-99          $15,347           $15,326          $15,300                    $21,062                       $21,387
        Jun-99          $15,805           $15,783          $15,736                    $22,014                       $22,604
        Jul-99          $16,204           $16,181          $16,141                    $21,410                       $22,405
        Aug-99          $15,126           $15,105          $15,035                    $20,618                       $21,419
        Sep-99          $14,623           $14,603          $14,536                    $20,622                       $21,509
        Oct-99          $14,313           $14,293          $14,225                    $20,705                       $21,456
        Nov-99          $15,716           $15,695          $15,611                    $21,941                       $22,359
        Dec-99          $16,928           $16,904          $16,796                    $24,425                       $24,190
        Jan-00          $16,795           $16,771          $16,655                    $24,031                       $23,440
        Feb-00          $17,592           $17,568          $17,434                    $27,999                       $26,579
        Mar-00          $18,789           $18,763          $18,603                    $26,154                       $25,595
        Apr-00          $18,213           $18,188          $18,026                    $24,579                       $25,158
        May-00          $17,267           $17,243          $17,076                    $23,146                       $24,413
        Jun-00          $18,080           $18,055          $17,871                    $25,165                       $25,856
        Jul-00          $18,154           $18,129          $17,917                    $24,355                       $25,222

The graph depicts the performance of PaineWebber Small Cap Fund (Classes A, B and C) versus the S&P 600 Index and the Russell 2000 Index. It is important to note PaineWebber Small Cap Fund is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Past performance is no guarantee of future performance.

---------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN, PERIODS ENDED 7/31/00
--------------------------------------------------------------------------------
                                         6 Months  1 Year  5 Years  Inception#
--------------------------------------------------------------------------------
            Before Deducting  CLASS A*     8.09%   12.03%    9.53%      8.94%
        Maximum Sales Charge  CLASS B**    7.58    11.00     8.91       8.25
                              CLASS C+     7.58    11.00     8.67       8.08
                              CLASS Y++    8.19    12.20     N/A       10.96
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             After Deducting  CLASS A*     3.19     6.96     8.53       8.27
        Maximum Sales Charge  CLASS B**    2.58     6.00     8.63       8.25
                              CLASS C+     6.58    10.00     8.67       8.08
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               S&P 600 Index               7.59    12.57    13.15      13.13
          Russell 2000 Index               1.35    13.77    12.26      12.60
Lipper Small-Cap Value Funds              10.36     6.22    10.79      10.88
                     Median
--------------------------------------------------------------------------------

The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Six-month and one-year returns are cumulative.

# Inception: since commencement of issuance on February 1, 1993 for Class A, Class B and Class C shares and on July 26, 1996 for Class Y shares. Index performance is shown as of inception of oldest share class.

* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

+ Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

ANNUAL REPORT

                                                              September 15, 2000

--------------------------------------------
      PAINEWEBBER
      SMALL CAP FUND

      INVESTMENT OBJECTIVE:
      Long-term capital appreciation
      through small-cap investing

      PORTFOLIO MANAGER:
      Donald R. Jones
      Mitchell Hutchins
      Asset Management Inc.

      COMMENCEMENT:
      February 1, 1993 (Classes A, B and C)
      July 26, 1996 (Class Y)

      DIVIDEND PAYMENTS:

      Annually, if any
--------------------------------------------

Dear Shareholder,

     We are pleased to present you with the annual report for PaineWebber Small Cap Fund (the "Fund") for the fiscal year ended July 31, 2000.


MARKET REVIEW
================================================================================

[GRAPHIC OMITTED]

     The first six months of the reporting period saw all the major equity markets gaining, but none more than the NASDAQ Composite, which, propelled by technology stocks, gained 49.34%. The second half of the Fund's fiscal year gave the U.S. equity markets a wilder ride. Investors seemed to change their focus daily while technology stocks, in particular, rode a roller coaster. Early in 2000, value-oriented, cyclical stocks rewarded investors and NASDAQ continued its torrid increase before a correction knocked down stock prices in general through May. Rising interest rates and high stock valuations contributed to the decline, but performance recovered somewhat in June and July. For the Fund's fiscal year, the S&P 500 gained 8.97% and the NASDAQ was up 42.77%, despite a 4.4% dip in the second half of the Fund's fiscal year.

     During this twelve-month period, small cap stocks as measured by the S&P 600 gained 12.57%, surpassing the large-cap equities of the S&P 500. As measured by the Russell 2000 Index, small caps gained 13.77% for the period.

PAINEWEBBER SMALL CAP FUND                                         ANNUAL REPORT

PORTFOLIO REVIEW
================================================================================

PORTFOLIO HIGHLIGHTS

     For the year ended July 31, 2000, Fund shares slightly lagged the S&P 600 Index but outperformed the Lipper Small Cap Value Funds Median. The Fund's value-oriented investment style detracted from performance, as investors showed a preference for growth companies.

     We have continued to reduce the Fund's technology sector holdings, generally due to valuation concerns, and have instead concentrated on adding to our investments in capital goods, energy and financials. Despite its underweighting, the Fund benefited from selected technology and healthcare stocks, including Alpha Industries (sold in January) and Noven Pharmaceuticals (2.2%).(1) Merger and acquisition activity also contributed to the return, as Cameron Ashley Building Products, Caere Corp, DII Group and DSP Group received takeover bids.

     In keeping with the goal of repositioning the Fund to profit from market changes, we purchased such companies as heavy machinery maker Manitowoc (1.8%), asset manager Affiliated Managers Group (2.3%), diversified manufacturer Carlisle Companies (1.6%) and Swift Energy (1.1%). During the period we sold such stocks as Alpha Industries, Viatel, PC Connection, Watsco, Transworld Entertainment, Texas Industries, DII Group, DSP Group and ShopKo Stores.

PORTFOLIO STATISTICS

CHARACTERISTICS*                                        7/31/00     1/31/00
--------------------------------------------------------------------------------
Approximate No. of Securities                              77           84
Average Market Cap. ($mm)                                $720         $649
Price/Earnings Ratio (next fiscal year EPS)(2)           12.9x        13.7x
Dividend Yield                                            0.5%         0.2%
Net Assets ($mm)                                        $66.6        $71.2
Equities                                                 95.2%        94.9%
Cash and Equivalents                                      4.8%         5.1%
--------------------------------------------------------------------------------

TOP FIVE SECTORS*            7/31/00                                1/31/00
--------------------------------------------------------------------------------
Consumer Cyclical             24.0%     Consumer Cyclical             26.8%
Technology                    21.8      Technology                    26.4
Healthcare                    11.9      Healthcare                    10.9
Financial Services            10.8      Financial Services             9.1
Energy                         6.7      Capital Goods                  6.6
--------------------------------------------------------------------------------
Total                         75.2      Total                         79.8

----------

* Weightings represent percentages of net assets as of the dates indicated. The Fund is actively managed and its composition will vary over time.

(1) Weightings represent percentages of net assets as of July 31, 2000. The Portfolio is actively managed and its composition will vary over time.

(2) Sources: I/B/E/S and Mitchell Hutchins. I/B/E/S determines the mean values of brokerage analysts' earnings-per- share estimates and projected three- to five-year earnings-per-share growth rates. The investment advisor calculates the Fund's projected earnings per share growth by taking the simple average of the I/B/E/S means for the Fund's holdings.

ANNUAL REPORT


TOP TEN STOCKS*               7/31/00                                    1/31/00
--------------------------------------------------------------------------------
Stericycle                      3.5%     Metris Companies                  3.5%
Patterson Energy                3.5      Orbotech                          3.2
Pomeroy Computer Resources      3.4      Quadramed                         3.0
SCP Pool                        3.3      First Cash Financial Services     2.9
Metris Companies                3.2      Piercing Pagoda                   2.9
Equitable Resources             3.0      Stericycle                        2.9
Piercing Pagoda                 3.0      Tecnomatix Technologies           2.9
Performance Food Group          2.8      Maximus                           2.6
Orbotech                        2.7      Calpine                           2.4
Teleflex                        2.6      Pomeroy Computer Resources        2.2
--------------------------------------------------------------------------------
Total                          31.0      Total                            28.5


OUTLOOK
================================================================================

[GRAPHIC OMITTED]

     The stock market's big picture still appears positive. Corporate profit growth estimates for the second half of 2000 are strong, productivity is good and inflation appears to be under control. Equity valuations seem high to us, but we believe the market can achieve returns in keeping with corporate profit growth.

     We expect technology sector earnings to remain strong as overseas demand for U.S. technology products continues to expand. The growing global economy may benefit U.S. cyclical and capital goods firms that earn significant revenue from exports. We believe that the advent of more stable global economies may further broaden investor interest beyond the perceived safety and liquidity of larger growth stocks and toward small cap and value stocks.

     We plan to continue our focus on undervalued small cap stocks. We continue to believe that attractively valued stocks exist at both the upper and lower ends of our capitalization range. The Fund is overweighted in the consumer cyclical sector, where we are emphasizing selected retailing, homebuilding, restaurants and business service stocks. We believe positive employment and wage trends will promote consumer spending, which is likely to benefit these companies.

----------

* Weightings represent percentages of net assets as of the dates indicated. The Fund is actively managed and its composition will vary over time.

PAINEWEBBER SMALL CAP FUND                                         ANNUAL REPORT

     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a QUARTERLY REVIEW on PaineWebber Small Cap Fund or another fund in the PaineWebber Family of Funds,(3) please contact your Financial Advisor.

     Sincerely,


/s/ Margo Alexander

MARGO ALEXANDER

Chairman and Chief Executive Officer
Mitchell Hutchins Asset Management Inc.



/s/ Brian M. Storms                      /s/ Donald R. Jones

BRIAN M. STORMS                          DONALD R. JONES
President and Chief Operating Officer    Portfolio Manager
Mitchell Hutchins Asset Management Inc.  PaineWebber Small Cap Fund
                                         Mitchell Hutchins Asset Management Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended July 31, 2000, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

(3) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER SMALL CAP FUND

PERFORMANCE RESULTS (UNAUDITED)

                                           NET ASSET VALUE                              TOTAL RETURN1
                            --------------------------------------------     -------------------------------------
                                                                                12 MONTHS           6 MONTHS
                               7/31/00        01/31/00         07/31/99       ENDED 07/31/00      ENDED 07/31/00
------------------------------------------------------------------------------------------------------------------
Class A Shares                 $12.29          $11.37           $10.97           12.03%                8.09%
------------------------------------------------------------------------------------------------------------------
Class B Shares                  11.50           10.69            10.36           11.00                 7.58
------------------------------------------------------------------------------------------------------------------
Class C Shares                  11.50           10.69            10.36           11.00                 7.58
------------------------------------------------------------------------------------------------------------------
PERFORMANCE SUMMARY CLASS A SHARES

                                   NET ASSET VALUE
                              -------------------------
                                                            CAPITAL GAINS       DIVIDENDS             TOTAL
PERIOD COVERED                BEGINNING        ENDING        DISTRIBUTED          PAID               RETURN1
------------------------------------------------------------------------------------------------------------------
02/01/93-12/31/93              $10.00          $10.62           $0.0168         $0.1281                7.68%
------------------------------------------------------------------------------------------------------------------
1994                            10.62            9.97            0.5208            --                 (1.20)
------------------------------------------------------------------------------------------------------------------
1995                             9.97           10.81            0.8306            --                 16.81
------------------------------------------------------------------------------------------------------------------
1996                            10.81           11.40            1.1566            --                 17.45
------------------------------------------------------------------------------------------------------------------
1997                            11.40           13.31            1.1735            --                 27.38
------------------------------------------------------------------------------------------------------------------
1998                            13.31           11.21            1.1141            --                 (6.75)
------------------------------------------------------------------------------------------------------------------
1999                            11.21           11.46             --               --                  2.23
------------------------------------------------------------------------------------------------------------------
01/01/2000-7/31/00              11.46           12.29             --               --                  7.24
------------------------------------------------------------------------------------------------------------------
                                           Totals:              $4.8124         $0.1281
------------------------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN AS OF 07/31/00:   90.07%
------------------------------------------------------------------------------------------------------------------
PERFORMANCE SUMMARY CLASS B SHARES

                                   NET ASSET VALUE
                              -------------------------
                                                            CAPITAL GAINS       DIVIDENDS             TOTAL
PERIOD COVERED                BEGINNING        ENDING        DISTRIBUTED          PAID               RETURN1
------------------------------------------------------------------------------------------------------------------
02/01/93-12/31/93              $10.00          $10.61           $0.0168         $0.0631                6.91%
------------------------------------------------------------------------------------------------------------------
1994                            10.61            9.88           0.5208             --                 (1.96)
------------------------------------------------------------------------------------------------------------------
1995                             9.88           10.62           0.8306             --                 15.90
------------------------------------------------------------------------------------------------------------------
1996                            10.62           11.08           1.1566             --                 16.50
------------------------------------------------------------------------------------------------------------------
1997                            11.08           12.80           1.1735             --                 26.45
------------------------------------------------------------------------------------------------------------------
1998                            12.80           10.64           1.1141             --                 (7.49)
------------------------------------------------------------------------------------------------------------------
1999                            10.64           10.78             --               --                  1.32
------------------------------------------------------------------------------------------------------------------
01/01/00-07/31/00               10.78           11.50             --               --                  6.68
------------------------------------------------------------------------------------------------------------------
                                                       Totals: $4.8124          $0.0631
------------------------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN AS OF 07/31/00:   81.29%
------------------------------------------------------------------------------------------------------------------
PERFORMANCE SUMMARY CLASS C SHARES

                                   NET ASSET VALUE
                              -------------------------
                                                            CAPITAL GAINS       DIVIDENDS             TOTAL
PERIOD COVERED                BEGINNING        ENDING        DISTRIBUTED          PAID               RETURN1
------------------------------------------------------------------------------------------------------------------
02/01/93-12/31/93              $10.00          $10.61           $0.0168         $0.0682                6.97%
------------------------------------------------------------------------------------------------------------------
1994                            10.61            9.88            0.5208            --                 (1.96)
------------------------------------------------------------------------------------------------------------------
1995                             9.88           10.61            0.8306            --                 15.84
------------------------------------------------------------------------------------------------------------------
1996                            10.61           11.07            1.1566            --                 16.52
------------------------------------------------------------------------------------------------------------------
1997                            11.07           12.79            1.1735            --                 26.47
------------------------------------------------------------------------------------------------------------------
1998                            12.79           10.63            1.1141            --                 (7.49)
------------------------------------------------------------------------------------------------------------------
1999                            10.63           10.78             --               --                  1.41
------------------------------------------------------------------------------------------------------------------
01/01/00-07/31/00               10.78           11.50             --               --                  6.68
------------------------------------------------------------------------------------------------------------------
                                                        Totals: $4.8124         $0.0682
------------------------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN AS OF 07/31/00:   79.17%
------------------------------------------------------------------------------------------------------------------

PAINEWEBBER SMALL CAP FUND

PERFORMANCE RESULTS  (UNAUDITED) (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN(1)

                                                % RETURN WITHOUT DEDUCTING               % RETURN AFTER DEDUCTING
                                                   MAXIMUM SALES CHARGE                    MAXIMUM SALES CHARGE
                                              -------------------------------       ---------------------------------
                                                           CLASS                                  CLASS
                                              -------------------------------       ---------------------------------
                                                 A*         B**       C***              A*         B**       C***
---------------------------------------------------------------------------------------------------------------------
Twelve Months Ended 06/30/00                   14.39%     13.35%     13.56%             9.29%      8.35%    12.56%
---------------------------------------------------------------------------------------------------------------------
Five Years Ended 06/30/00                       9.93       9.28       9.06             8.92       9.00       9.06
---------------------------------------------------------------------------------------------------------------------
Commencement of Operations Through 06/30/00+    8.99       8.29       8.14             8.31       8.29       8.14

(1) Figures assume reinvestment of all dividends and distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

+    Commencement of issuance date is February 1, 1993, for all classes.

Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. For the year ended July 31, 2000 and since inception, July 26, 1996 through July 31, 2000, Class Y shares had a total return of 12.20% and 51.87%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER SMALL CAP FUND

PORTFOLIO OF INVESTMENTS                                           JULY 31, 2000

  NUMBER OF
   SHARES                                                               VALUE
  --------                                                           -----------

COMMON STOCKS--95.22%

AGRICULTURE, FOOD & BEVERAGE--5.81%
    46,700   Cadiz, Inc.* .........................................  $   449,488
    18,200   Canandaigua Wine, Inc.*(1) ...........................      898,625
   882,000   Creative Bakeries, Inc.* .............................      689,062
    55,600   Performance Food Group Co.* ..........................    1,831,325
                                                                     -----------
                                                                       3,868,500
                                                                     -----------
APPAREL, RETAIL--2.51%
   125,500   Florsheim Group, Inc.* ...............................      223,547
    78,789   Wilsons The Leather Experts, Inc.* ...................    1,447,748
                                                                     -----------
                                                                       1,671,295
                                                                     -----------
CHEMICALS--3.62%
     8,100   Brady Corp. ..........................................      246,544
    24,200   Carlisle Companies, Inc. .............................    1,095,050
    39,700   Spartech Corp. .......................................    1,064,456
                                                                     -----------
                                                                       2,406,050
                                                                     -----------
COMPUTER SOFTWARE--2.05%
   156,317   Quadramed Corp.* .....................................      371,253
    46,426   Tecnomatix Technologies Ltd.* ........................      719,603
     8,900   TTI Team Telecom International Ltd.* .................      273,119
                                                                     -----------
                                                                       1,363,975
                                                                     -----------
CONSTRUCTION--3.88%
    13,300   D.R. Horton, Inc. ....................................      206,150
    24,950   Elcor Corp. ..........................................      478,728
    12,000   M/I Schottenstein Homes, Inc. ........................      216,000
   166,875   Nobility Homes, Inc.* ................................      943,887
    12,000   NVR Inc.* ............................................      739,500
                                                                     -----------
                                                                       2,584,265
                                                                     -----------
CONSUMER DURABLES--0.26%
    11,600   Furniture Brands International, Inc.* ................      171,825
                                                                     -----------

DRUGS & MEDICINE--3.29%
    11,400   Alpharma, Inc. .......................................      746,700
    50,771   Noven Pharmaceuticals, Inc.* .........................    1,440,627
                                                                     -----------
                                                                       2,187,327
                                                                     -----------
ELECTRICAL EQUIPMENT--8.35%
    34,700   Artesyn Technologies, Inc.* ..........................    1,179,800
     7,700   DSP Group, Inc.* .....................................      322,919
    21,500   Orbotech Ltd.*(1) ....................................    1,771,062
    36,000   Rogers Corp.* ........................................    1,287,000
     4,000   Technitrol, Inc.* ....................................      441,000
    18,600   Thermo Ecotek Corp.* .................................      160,425
    11,600   Xircom, Inc.* ........................................      396,575
                                                                     -----------
                                                                       5,558,781
                                                                     -----------
ENERGY RESERVES & PRODUCTION--5.72%
    20,000   Comstock Resources, Inc.* ............................  $   138,750
    92,100   Patterson Energy, Inc.* ..............................    2,296,744
    27,900   Pioneer Natural Resources Co.* .......................      299,925
    19,000   Remington Oil Gas Corp.* .............................      116,375
    32,200   Swift Energy Co.* ....................................      706,387
    13,700   Vintage Petroleum, Inc. ..............................      246,600
                                                                     -----------
                                                                       3,804,781
                                                                     -----------
ENVIRONMENTAL SERVICES--3.55%
    94,150   Stericycle, Inc.* ....................................    2,353,750
    27,800   Thermatrix, Inc.* ....................................       11,148
                                                                     -----------
                                                                       2,364,898
                                                                     -----------
FINANCIAL SERVICES--5.66%
    31,700   Americredit Corp.*(1) ................................      657,775
    11,600   Doral Financial Corp. ................................      150,800
   279,500   First Cash Financial Services, Inc.* .................      847,234
    72,000   Metris Companies, Inc.(1) ............................    2,110,500
                                                                     -----------
                                                                       3,766,309
                                                                     -----------
FOREST PRODUCTS, PAPER--1.83%
    44,930   Greif Brothers Corp., Class A ........................    1,140,099
     9,000   Mercer International, Inc.* ..........................       77,906
                                                                     -----------
                                                                       1,218,005
                                                                     -----------
GAS UTILITY--2.99%
    38,200   Equitable Resources, Inc. ............................    1,988,787
                                                                     -----------

INDUSTRIAL PARTS--2.06%
    49,500   Manitowoc Company, Inc. ..............................    1,218,938
     3,800   Mettler-Toledo International, Inc., ADR* .............      153,900
                                                                     -----------
                                                                       1,372,838
                                                                     -----------
INDUSTRIAL SERVICES & SUPPLIES--4.75%
    53,400   AHL Services, Inc.* ..................................      433,875
   178,620   Cornell Corrections, Inc.* ...........................    1,149,866
    31,700   Correctional Services Corp.* .........................      146,612
   144,882   Wackenhut Corp., Class B* ............................    1,430,710
                                                                     -----------
                                                                       3,161,063
                                                                     -----------
INFORMATION & COMPUTER SERVICES--9.80%
     1,580   Avici Systems, Inc.* .................................      155,433
    49,700   Maximus, Inc.* .......................................    1,186,587
   134,300   Pomeroy Computer Resources, Inc* .....................    2,283,100
   135,978   Right Management Consultants, Inc.* ..................    1,359,780
    46,461   Sun Guard Data Systems, Inc.* ........................    1,536,117
                                                                     -----------
                                                                       6,521,017
                                                                     -----------

PAINEWEBBER SMALL CAP FUND

  NUMBER OF
   SHARES                                                               VALUE
  --------                                                           -----------

COMMON STOCKS--(CONCLUDED)

LEISURE--3.27%
    82,750   SCP Pool Corp.* ......................................  $ 2,178,652
                                                                     -----------

MEDICAL PRODUCTS--6.58%
    28,000   American Science & Engineering, Inc.* ................      175,000
    30,200   Biomatrix, Inc.*(1) ..................................      628,537
    25,800   Patterson Dental Co.* ................................      683,700
    23,300   Pharmaceutical Product
             Development, Inc.* ...................................      498,037
    46,900   Teleflex, Inc. .......................................    1,700,125
    29,000   Theragenics Corp.* ...................................      215,688
    23,500   Young Innovations, Inc.* .............................      478,813
                                                                     -----------
                                                                       4,379,900
                                                                     -----------
MEDICAL PROVIDERS--2.06%
   238,700   Counsel Corp.* .......................................      611,669
    62,000   Hooper Holmes, Inc. ..................................      759,500
                                                                     -----------
                                                                       1,371,169
                                                                     -----------
MINING & METALS--0.23%
     9,000   Consol Energy, Inc. ..................................      154,688
                                                                     -----------

OIL REFINING--0.97%
   153,800   Kaneb Services, Inc.* ................................      644,038
                                                                     -----------

OTHER INSURANCE--1.43%
    15,600   Radian Group, Inc. ...................................  $   949,650
                                                                     -----------

RESTAURANTS--2.34%
    18,000   Applebees International, Inc. ........................      399,375
    53,900   Jack in the Box, Inc.* ...............................    1,155,481
                                                                     -----------
                                                                       1,554,856
                                                                     -----------
SECURITIES & ASSET MANAGEMENT--3.68%
    31,900   Affiliated Managers Group, Inc.* .....................    1,513,256
     7,800   Eaton Vance Corp.* ...................................      404,138
    21,400   Raymond James Financial, Inc. ........................      535,000
                                                                     -----------
                                                                       2,452,394
                                                                     -----------
SEMICONDUCTOR--1.55%
    68,800   Richardson Electronics Ltd. ..........................    1,032,000
                                                                     -----------

SPECIALTY RETAIL--6.98%
   118,100   Intertan, Inc.*(1) ...................................    1,387,675
    93,500   Musicland Stores, Inc.*(1) ...........................      736,312
   133,917   Piercing Pagoda, Inc.* ...............................    1,975,276
    23,572   REX Stores Corp.*(1) .................................      412,510
     3,600   Zale Corp.* ..........................................      134,550
                                                                     -----------
                                                                       4,646,323
                                                                     -----------
Total Common Stocks (cost--$63,249,468) ...........................   63,373,386
                                                                     -----------


  PRINCIPAL
   AMOUNT                                    MATURITY     INTEREST
    (000)                                      DATE         RATE
  --------                                    --------    --------

REPURCHASE AGREEMENT--4.14%

$ 2,756   Repurchase Agreement dated
          07/31/00 with Societe General,
          collateralized by $2,118,000
          U.S. Treasury Notes, 8.875%
          due 08/15/17 (value-$2,811,645);
          proceeds:
          $2,756,498 (cost-$2,756,000) .....  08/01/00      6.500%     2,756,000
                                                                     -----------

Total Investments (cost--$66,005,468)--99.36% .....................   66,129,386
Other assets in excess of liabilities--0.64% ......................      424,800
                                                                     -----------
Net Assets--100.00% ...............................................  $66,554,186
                                                                     ===========

----------

*    Non-Income producing security.

(1)  Security, or a portion thereof, was on loan at July 31, 2000.

ADR American Depositary Receipt

                 See accompanying notes to financial statements

PAINEWEBBER SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES                                JULY 31, 2000


ASSETS
Investments in securities, at value (cost--$66,005,468) ..........   $66,129,386
Investments of cash collateral for securities
  loaned, at value (cost--$5,116,400) ............................     5,116,400
Receivable for investments sold ..................................     1,856,936
Dividends and interest receivable ................................        25,178
Receivable for shares of beneficial interest sold ................        25,088
Other assets .....................................................         5,533
                                                                     -----------
Total assets .....................................................    73,158,521
                                                                     -----------
LIABILITIES
Due to custodian .................................................       129,832
Cash collateral for securities loaned ............................     5,116,400
Payable for investments purchased ................................       999,959
Payable for shares of beneficial interest repurchased ............       136,776
Payable to affiliates ............................................        89,699
Accrued expenses and other liabilities ...........................       131,669
                                                                     -----------
Total liabilities ................................................     6,604,335
                                                                     -----------
NET ASSETS
Beneficial interest shares of $0.001 par value outstanding
  (unlimited amount authorized) ..................................    66,430,268
Net unrealized appreciation of investments .......................       123,918
                                                                     -----------
Net assets .......................................................   $66,554,186
                                                                     ===========
CLASS A:
Net assets .......................................................   $40,482,113
                                                                     -----------
Shares outstanding ...............................................     3,294,688
                                                                     -----------
Net asset value and redemption value per share ...................        $12.29
                                                                     ===========
Maximum offering price per share (net asset value plus
  sales charge of 4.50% of offering price) .......................        $12.87
                                                                     ===========
CLASS B:
Net assets .......................................................   $11,592,905
                                                                     -----------
Shares outstanding ...............................................     1,008,312
                                                                     -----------
Net asset value and offering price per share .....................        $11.50
                                                                     ===========
CLASS C:
Net assets .......................................................   $12,648,217
                                                                     -----------
Shares outstanding ...............................................     1,099,604
                                                                     -----------
Net asset value and offering price per share .....................        $11.50
                                                                     ===========
CLASS Y:
Net assets .......................................................    $1,830,951
                                                                     -----------
Shares outstanding ...............................................       147,392
                                                                     -----------
Net asset value, offering price and redemption value per share ...        $12.42
                                                                     ===========

                 See accompanying notes to financial statements

PAINEWEBBER SMALL CAP FUND

STATEMENT OF OPERATIONS

                                                                      FOR THE
                                                                    YEAR ENDED
                                                                   JULY 31, 2000
                                                                   -------------
INVESTMENT INCOME:
Dividends .....................................................     $   117,212
Interest ......................................................         162,027
                                                                    -----------
                                                                        279,239
                                                                    -----------
EXPENSES:
Investment advisory and administration fees ...................         729,053
Service fees--Class A .........................................         104,642
Service and distribution fees--Class B ........................         131,930
Service and distribution fees--Class C ........................         146,936
Transfer agency and service fees ..............................         116,884
Legal and audit ...............................................          58,415
Reports and notices to shareholders ...........................          50,590
Custody and accounting ........................................          45,823
Trustees' fees ................................................          13,500
Other expenses ................................................           5,294
                                                                    -----------
                                                                      1,403,067
Less: Fee waivers from adviser ................................          (2,129)
                                                                    -----------
Net expenses ..................................................       1,400,938
                                                                    -----------
Net investment loss ...........................................      (1,121,699)
                                                                    -----------
REALIZED AND UNREALIZED GAINS (LOSSES)
  FROM INVESTMENT TRANSACTIONS:
Net realized gain from investment transactions ................       9,753,603
Net change in unrealized appreciation/depreciation
  of investments ..............................................      (1,650,030)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN FROM
  INVESTMENT TRANSACTIONS .....................................       8,103,573
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........     $ 6,981,874
                                                                    ===========

                 See accompanying notes to financial statements

PAINEWEBBER SMALL CAP FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                           FOR THE YEARS
                                                           ENDED JULY 31,
                                                    ---------------------------
                                                        2000            1999
                                                    -----------    ------------
FROM OPERATIONS:
Net investment loss .............................   $(1,121,699)   $ (1,243,383)
Net realized gains (losses) from
  investment transactions .......................     9,753,603      (9,769,687)
Net change in unrealized appreciation/
  depreciation of investments ...................    (1,650,030)     (4,659,990)
                                                    -----------    ------------
Net increase (decrease) in net assets
  resulting from operations .....................     6,981,874     (15,673,060)
                                                    -----------    ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net realized gain from investment
  transactions--Class A .........................            --      (3,700,009)
Net realized gain from investment
  transactions--Class B .........................            --      (4,415,748)
Net realized gain from investment
  transactions--Class C .........................            --      (2,637,230)
Net realized gain from investment
  transactions--Class Y .........................            --        (637,228)
                                                    -----------    ------------
Total distributions to shareholders .............            --     (11,390,215)
                                                    -----------    ------------

FROM BENEFICIAL INTEREST TRANSACTIONS:

Net proceeds from the sale of shares ............    15,839,446      25,989,556
Cost of shares repurchased ......................   (45,264,993)    (62,296,548)
Proceeds from dividends reinvested ..............            --      10,797,893
                                                    -----------    ------------
Net decrease in net assets from beneficial
  interest transactions .........................   (29,425,547)    (25,509,099)
                                                    -----------    ------------
Net decrease in net assets ......................   (22,443,673)    (52,572,374)

NET ASSETS:

Beginning of year ...............................    88,997,859     141,570,233
                                                    -----------    ------------
End of year .....................................   $66,554,186    $ 88,997,859
                                                    ===========    ============

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     PaineWebber Small Cap Fund (the "Fund") is a diversified series of PaineWebber Securities Trust ("Trust"), which was organized under Massachusetts law by a Declaration of Trust dated December 3, 1992 and registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently offers another series of shares, PaineWebber Strategic Income Fund, whose financial statements are not included herein.

     The Fund currently offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding dividend reinvested shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal voting privileges, except that Class A, Class B and Class C shares have exclusive voting rights with respect to their service and/or distribution plan.

     The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

     VALUATION OF INVESTMENTS--The Fund calculates its net asset value based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc., the investment adviser and administrator of the Fund ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), a wholly owned subsidiary of PaineWebber Group Inc. ("PW Group"). If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.

     REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

     INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date.

NOTES TO FINANCIAL STATEMENTS

     Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

     DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

     Small cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, and may be dependent on a relatively small management group. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and therefore may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.

INVESTMENT ADVISER AND ADMINISTRATOR

     The Fund has an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and payable monthly, at the annual rate of 1.00% of the Fund's average daily net assets. At July 31, 2000, the Fund owed Mitchell Hutchins $58,368 in investment advisory and administration fees. Mitchell Hutchins waived a portion of its investment advisory and administration fees in connection with the Fund's investment of cash collateral from security lending in the Mitchell Hutchins Private Money Market Fund LLC. For the year ended July 31, 2000, Mitchell Hutchins waived $2,129.

     For the year ended July 31, 2000, the Fund paid no brokerage commissions to PaineWebber.

     On July 12, 2000, PW Group and UBS AG ("UBS") announced that they had entered into an agreement and plan of merger under which PW Group will merge into a wholly owned subsidiary of UBS. If all required approvals are obtained and the required conditions are satisfied, PW Group and UBS expect to complete the transaction in the fourth quarter of 2000. UBS, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry.

DISTRIBUTION PLANS

     Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to Class A, Class B and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At July 31, 2000, the Fund owed Mitchell Hutchins $30,359 in service and distribution fees.

NOTES TO FINANCIAL STATEMENTS

     Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the year ended July 31, 2000, it received $81,685 in sales charges.

SECURITY LENDING

     The Fund may lend securities up to 331/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will retain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the year ended July 31, 2000, the Fund earned $45,900 for lending its securities and PaineWebber earned $16,366 as the Fund's lending agent. At July 31, 2000, the Fund owed PaineWebber $972 in security lending fees.

     At July 31, 2000, the Fund's custodian held cash having an aggregate value of $5,116,400 as collateral for portfolio securities loaned having a market value of $4,968,638 which was invested in the following money market funds:

  NUMBER OF
   SHARES                                                               VALUE
 ----------                                                          ----------
  480,900    AIM Liquid Assets Portfolio                             $  480,900
1,688,000    AIM Prime Portfolio                                      1,688,000
2,947,500    Mitchell Hutchins Private Money Market Fund LLC          2,947,500
                                                                     ----------
             Total investments of cash collateral for
               securities loaned (cost--$5,116,400)                  $5,116,400
                                                                     ==========
BANK LINE OF CREDIT

     The Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the fund at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the fund at rates based on prevailing market rates in effect at the time of borrowings. For the year ended July 31, 2000, the Fund did not borrow under the Facility.

TRANSFER AGENCY RELATED SERVICE FEES

     PaineWebber provides certain transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for these services by PFPC, Inc., not the Fund. For the year ended July 31, 2000, PaineWebber received approximately 47% of the total fees collected by PFPC, Inc.

INVESTMENTS IN SECURITIES

     For federal income tax purposes, the cost of securities owned at July 31, 2000 was substantially the same as the cost of securities for financial statement purposes.

NOTES TO FINANCIAL STATEMENTS


     At July 31, 2000, the components of net unrealized appreciation of investments were as follows:

     Gross appreciation (investments having an excess
       of value over cost) ...............................    $ 10,882,900
     Gross depreciation (investments having an excess
       of cost over value) ...............................     (10,758,982)

                                                              ------------
     Net unrealized appreciation of investments ..........    $    123,918
                                                              ============

     For the year ended July 31, 2000, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $59,258,972 and $92,180,105, respectively.

FEDERAL INCOME TAX STATUS

     The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

     To reflect reclassifications arising from permanent "book/tax" differences for the year ended July 31, 2000, the Fund's accumulated net realized gains were decreased by $22,652, accumulated net investment loss was reduced by $1,121,699 and beneficial interest was decreased by $1,099,047. Permanent book/tax differences are primarily attributable to net operating losses.

SHARES OF BENEFICIAL INTEREST

     There was an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                 CLASS A                     CLASS B                     CLASS C                   CLASS Y
YEAR ENDED               -------------------------   -------------------------   -------------------------   ----------------------
JULY 31, 2000:             SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT
                         ----------   ------------   ----------   ------------   ----------   ------------   --------   -----------
Shares sold ...........     309,851   $  3,480,040      157,329   $  1,674,869      872,992   $  9,487,156    111,789   $ 1,197,381
Shares repurchased ....  (1,577,490)   (17,456,757)    (593,740)    (6,138,728)  (1,599,795)   (17,054,443)  (420,118)   (4,615,065)
Shares converted
  from Class B to
  Class A .............     308,040      3,339,561     (327,142)    (3,339,561)          --             --         --            --
Dividends reinvested ..          --             --           --             --           --             --         --            --
                         ----------   ------------   ----------   ------------   ----------   ------------   --------   -----------
Net decrease ..........    (959,599)  $(10,637,156)    (763,553)  $ (7,803,420)    (726,803)  $ (7,567,287)  (308,329)  $(3,417,684)
                         ==========   ============   ==========   ============   ==========   ============   ========   ===========

                                 CLASS A                     CLASS B                     CLASS C                   CLASS Y
YEAR ENDED               -------------------------   -------------------------   -------------------------   ----------------------
JULY 31, 1999:             SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT
                         ----------   ------------   ----------   ------------   ----------   ------------   --------   -----------
Shares sold ...........     464,017   $  4,930,773      444,517   $  4,538,969    1,209,782   $ 12,273,496    404,894   $ 4,246,318
Shares repurchased ....  (1,944,337)   (20,168,102)  (1,440,167)   (14,391,448)  (2,158,699)   (21,775,911)  (543,473)   (5,961,087)
Shares converted
  from Class B to
  Class A .............   1,825,991     19,603,262   (1,924,449)   (19,603,262)          --             --         --            --
Dividends reinvested ..     342,408      3,557,623      416,167      4,107,567      254,305      2,504,908     60,019       627,795
                         ----------   ------------   ----------   ------------   ----------   ------------   --------   -----------
Net increase
  (decrease) ..........     688,079   $  7,923,556   (2,503,932)  $(25,348,174)    (694,612)  $ (6,997,507)   (78,560)  $(1,086,974)
                         ==========   ============   ==========   ============   ==========   ============   ========   ===========

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                                                                              17

PAINEWEBBER SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                                                CLASS A
                                                    ----------------------------------------------------------------
                                                                      FOR THE YEARS ENDED JULY 31,
                                                    ----------------------------------------------------------------
                                                      2000          1999          1998          1997         1996#
                                                    --------      --------      --------      --------      --------
Net asset value, beginning of year .............    $  10.97      $  13.34      $  13.42      $  10.22      $  11.30
                                                    --------      --------      --------      --------      --------
Net investment income (loss) ...................      (0.14)@        (0.08)        (0.13)        (0.14)         0.00@
Net realized and unrealized gains
(losses) from investments ......................        1.46@        (1.18)         1.22          3.75          0.50@
                                                    --------      --------      --------      --------      --------
Net increase (decrease) from
  investment operations ........................        1.32         (1.26)         1.09          3.61          0.50
                                                    --------      --------      --------      --------      --------
Distributions from net realized gains
  from investments .............................          --         (1.11)        (1.17)        (0.41)        (1.58)
                                                    --------      --------      --------      --------      --------
Net asset value, end of year ...................    $  12.29      $  10.97      $  13.34      $  13.42      $  10.22
                                                    ========      ========      ========      ========      ========
Total investment return(1) .....................       12.03%        (8.95)%        8.45%        36.11%         4.69%
                                                    ========      ========      ========      ========      ========
Ratios/Supplemental Data:
Net assets, end of year (000's) ................    $ 40,482      $ 46,680      $ 47,589      $ 32,968      $ 30,675
Expenses to average net assets,
  net of waivers from adviser(2) ...............        1.63%         1.59%         1.56%         2.00%         2.11%
Net investment income (loss) to
  average net assets, net of
  waivers from adviser(2) ......................       (1.22)%       (0.77)%       (0.99)%       (1.16)%        0.02%
Portfolio turnover rate ........................          83%           61%           45%           54%           84%

----------

# Effective April 1, 1996, Mitchell Hutchins took over day-to-day management of the Fund's assets.

@    Calculated using the average monthly shares outstanding for the period.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. The figures do not include sales charge; results would be lower if sales charges were included.

(2) During the years ended July 31, 2000 and July 31,1999, Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.

                             CLASS B                                                            CLASS C
--------------------------------------------------------------        ------------------------------------------------------------
                  FOR THE YEARS ENDED JULY 31,                                        FOR THE YEARS ENDED JULY 31,
--------------------------------------------------------------        ------------------------------------------------------------
    2000         1999         1998         1997        1996#            2000         1999         1998         1997        1996#
----------     --------     --------     --------     --------        --------     --------     --------     --------     --------
$    10.36     $  12.78     $  13.00     $   9.98     $  11.15        $  10.36     $  12.76     $  12.98     $   9.97     $  11.14
----------     --------     --------     --------     --------        --------     --------     --------     --------     --------
    (0.22)@       (0.29)       (0.22)       (0.23)      (0.09)@         (0.22)@       (0.20)       (0.21)       (0.24)      (0.08)@

      1.36@       (1.02)        1.17         3.66         0.50@           1.36@       (1.09)        1.16         3.66         0.49@
----------     --------     --------     --------     --------        --------     --------     --------     --------     --------

      1.14        (1.31)        0.95         3.43         0.41            1.14        (1.29)        0.95         3.42         0.41
----------     --------     --------     --------     --------        --------     --------     --------     --------     --------

        --        (1.11)       (1.17)       (0.41)       (1.58)             --        (1.11)       (1.17)       (0.41)       (1.58)
----------     --------     --------     --------     --------        --------     --------     --------     --------     --------
$    11.50     $  10.36     $  12.78     $  13.00     $   9.98        $  11.50     $  10.36     $  12.76     $  12.98     $   9.97
==========     ========     ========     ========     ========        ========     ========     ========     ========     ========
     11.00%       (9.79)%       7.60%       35.16%        3.90%          11.00%       (9.63)%       7.61%       35.09%        3.90%
==========     ========     ========     ========     ========        ========     ========     ========     ========     ========

$   11,593     $ 18,361     $ 54,639     $ 40,749     $ 36,612        $ 12,648     $ 18,913     $ 32,174     $ 18,812     $ 18,606

      2.46%        2.43%        2.33%        2.75%        2.90%           2.41%        2.39%        2.32%        2.77%        2.91%

     (2.09)%      (1.62)%      (1.75)%      (1.91)%      (0.78)%         (2.03)%      (1.59)%      (1.75)%      (1.93)%      (0.77)%
        83%          61%          45%          54%          84%             83%          61%          45%          54%          84%

PAINEWEBBER SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                                     CLASS Y
                                                                         ----------------------------------------------------------
                                                                                                                          FOR THE
                                                                                  FOR THE YEARS ENDED JULY 31,          PERIOD ENDED
                                                                         --------------------------------------------     JULY 31,
                                                                            2000        1999        1998        1997       1996+
                                                                          -------     -------     -------     -------     -------
Net asset value, beginning of period ..................................   $ 11.07     $ 13.42     $ 13.46     $ 10.21     $ 10.23
                                                                          -------     -------     -------     -------     -------
Net investment income (loss) ..........................................     (0.12)@     (0.07)      (0.07)      (0.11)       0.00@
Net realized and unrealized gains (losses) from investments ...........      1.47@      (1.17)       1.20        3.77       (0.02)@
                                                                           -------     -------     -------     -------     -------
Net increase (decrease) from investment operations ....................      1.35       (1.24)       1.13        3.66       (0.02)
                                                                          -------     -------     -------     -------     -------
Distributions from net realized gains from investments ................        --       (1.11)      (1.17)      (0.41)         --
                                                                          -------     -------     -------     -------     -------
Net asset value, end of period ........................................   $ 12.42     $ 11.07     $ 13.42     $ 13.46     $ 10.21
                                                                          =======     =======     =======     =======     =======
Total investment return(1) ............................................     12.20%      (8.73)%      8.74%      36.65%      (0.20)%
                                                                          =======     =======     =======     =======     =======
Ratios/Supplemental Data:
Net assets, end of period (000's) .....................................   $ 1,831     $ 5,044     $ 7,169     $ 2,768     $ 2,801
Expenses to average net assets, net of waivers from adviser(2) ........      1.35%       1.31%       1.39%       1.72%       1.72%*
Net investment income (loss) to average net assets, net of
  waivers from adviser(2) .............................................     (1.04)%     (0.50)%     (0.83)%     (0.88)%      0.07%*
Portfolio turnover rate ...............................................        83%         61%         45%         54%         84%

----------

*    Annualized

+    For the period July 26, 1996 (commencement of offering shares) to July 31,
     1996.

@    Calculated using the average monthly shares outstanding for the period.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.

(2) During the years ended July 31, 2000 and July 31, 1999, Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.

PAINEWEBBER SMALL CAP FUND

REPORT OF PRICEWATERHOUSECOOPERS LLP
INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of
PaineWebber Small Cap Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PaineWebber Small Cap Fund (the "Fund") at July 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

September 25, 2000

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22

PAINEWEBBER SMALL CAP FUND

PAINEWEBBER SMALL CAP FUND


TRUSTEES
E. Garrett Bewkes, Jr.          Meyer Feldberg
CHAIRMAN                        George W. Gowen
Margo N. Alexander              Frederic V. Malek
Richard Q. Armstrong            Carl W. Schafer
Richard R. Burt                 Brian M. Storms


OFFICERS
Margo N. Alexander              Mark A. Tincher
PRESIDENT                       VICE PRESIDENT
Dianne E. O'Donnell             Donald R. Jones
VICE PRESIDENT AND SECRETARY    VICE PRESIDENT
Paul H. Schubert
VICE PRESIDENT AND TREASURER


INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR
Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019







THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS. A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER FINANCIAL ADVISOR OR CORRESPONDING FIRM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

==========
PaineWebber offers a family of 26 funds which encompass a diversified range of investment goals.

BOND FUNDS
o High Income Fund
o Investment Grade Income Fund
o Low Duration U.S. Government Income Fund
o Strategic Income Fund
o U.S. Government Income Fund

TAX-FREE BOND FUNDS
o California Tax-Free Income Fund
o Municipal High Income Fund
o National Tax-Free Income Fund
o New York Tax-Free Income Fund

STOCK FUNDS
o Enhanced S&P 500 Fund
o Enhanced Nasdaq-100 Fund
o Financial Services Growth Fund
o Growth Fund
o Growth and Income Fund
o Mid Cap Fund
o Small Cap Fund
o S&P 500 Index Fund
o Strategy Fund
o Tax-Managed Equity Fund

ASSET ALLOCATION FUNDS
o Balanced Fund
o Tactical Allocation Fund

GLOBAL FUNDS
o Asia Pacific Growth Fund
o Emerging Markets Equity Fund
o Global Equity Fund
o Global Income Fund

PAINEWEBBER MONEY MARKET FUND

PaineWebber

ANNUAL REPORT

==============================
SMALL
CAP
FUND

                               [PAINEWEBBER LOGO]
                        (C)2000 PaineWebber Incorporated
                               All rights reserved
                                   Member SIPC

                                                                   JULY 31, 2000